Related party transactions - Summary of transactions with other related parties (Details) £ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 GBP (£)
Related party transactions
Loan from related party		£ 2,945		£ 5,600
Amount due to related party				6,309
Repayments of related party loan		737
Expense from share-based payment transactions		111,996
Number of warrants issued but not exercised | shares	21,265,146
Imagination Industries Ltd
Related party transactions
Loan from related party		£ 2,945		£ 5,600
Interest rate	30.00%	30.00%		30.00%
Interest charge		£ 483		£ 709
Amount due to related party	£ 0	0		6
Repayments of related party loan		737		0
Imagination Industries Incubator Ltd
Related party transactions
Management fees to related party		108		144
Amount due to related party	£ 0	0		£ 72
Vertical Advanced Engineering Ltd
Related party transactions
Services charged to related parties		65
Marcus Waley Cohen
Related party transactions
Expense from share-based payment transactions		£ 1,572
Number of warrants issued but not exercised | shares		2,000,000	2,000,000
Stephen Fitzpatrick
Related party transactions
Loan from related party		£ 3,779	$ 5
Conversion to equity		£ 9,000
Number of shares issued in exchange of PIPE financing | shares		500,000	500,000